Remuneration and other benefits paid to the Bank’s directors and senior managers - Post-employment (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) Variable_renumeration_amt	Dec. 31, 2019 EUR (€)
Related party transactions key personnel
Period for investment in bank shares from date of termination	5 years
Insurance
Disbursed for payment of civil liability insurance premium	€ 19,500,000	€ 11,600,000
Bank's Directors
Related party transactions key personnel
Pensionable base, expressed as a percent of fixed remuneration	22.00%
Pensionable base, percent of average last three variable renumeration amounts used in determination	30.00%
Pensionable base, number of variable renumeration amounts used in determination | Variable_renumeration_amt	3
Directors
Related party transactions key personnel
Provisions for employee benefits	€ 2,019,000	2,003,000
Balances held under the welfare system	67,526,000	78,776,000
Directors | Life insurance
Insurance
Life insurance, Insured sum	40,687,000	47,248,000
Other directors | Life insurance
Insurance
Life insurance, Insured sum	0	0
Ms. Ana Botin-Sanz de Sautuola y O'Shea | Directors
Related party transactions key personnel
Provisions for employee benefits	1,155,000	1,145,000
Balances held under the welfare system	49,444,000	48,104,000
Ms. Ana Botin-Sanz de Sautuola y O'Shea | Directors | Life insurance
Insurance
Life insurance, Insured sum	21,984,000	22,475,000
Mr. Jose Antonio Alvarez Alvarez | Directors
Related party transactions key personnel
Provisions for employee benefits	864,000	858,000
Balances held under the welfare system	18,082,000	17,404,000
Mr. Jose Antonio Alvarez Alvarez | Directors | Life insurance
Insurance
Life insurance, Insured sum	18,703,000	19,373,000
Mr. Rodrigo Echenique Gordillo | Directors
Related party transactions key personnel
Balances held under the welfare system	0	13,268,000
Mr. Rodrigo Echenique Gordillo | Directors | Life insurance
Insurance
Life insurance, Insured sum	€ 0	€ 5,400,000